Management of financial risks, financial instruments, and other risks (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit card receivables	$ 12,259,276	$ 12,414,133
Securities	9,913,517	8,805,745
Compulsory and other deposits at central banks	6,743,336	7,447,483
Cash and cash equivalents	9,185,742	5,923,440
Loans to customers	5,321,885	3,202,334
Other receivables	1,413,443	1,689,030
Other assets	663,578	$ 936,209
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	5,954,563
Securities	706,146
Compulsory and other deposits at central banks	6,743,336
Cash and cash equivalents	9,185,742
Loans to customers	1,155,476
Other receivables	430,932
Other assets	663,578
Total financial assets	24,839,773
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	4,272,614
Securities	104,486
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	1,885,352
Other receivables	275,772
Other assets
Total financial assets	6,538,224
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	2,932,397
Securities	925,604
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	2,808,762
Other receivables	249,473
Other assets
Total financial assets	6,916,236
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	140,563
Securities	9,780,824
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	1,352,897
Other receivables
Other assets
Total financial assets	11,274,284
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Credit card receivables	12,259,276
Securities	11,464,177
Compulsory and other deposits at central banks	6,743,336
Cash and cash equivalents	9,185,742
Loans to customers	5,321,885
Other receivables	1,413,443
Other assets	663,578
Total financial assets	47,051,437
Total [Member]
IfrsStatementLineItems [Line Items]
Credit card receivables	13,300,137
Securities	11,517,060
Compulsory and other deposits at central banks	6,743,336
Cash and cash equivalents	9,185,742
Loans to customers	7,202,487
Other receivables	956,177
Other assets	663,578
Total financial assets	$ 49,568,517